Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2001

Dear Shareholder:
Morgan Stanley Nasdaq-100 Index Fund commenced operations on July 13, 2001. The Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the Nasdaq-100 Index-Registered Trademark-, by investing in substantially all the stocks that comprise the Nasdaq-100 in approximately the same weightings as they are represented in the Index.*

The Nasdaq-100 Index tracks the performance of 100 of the Nasdaq's largest nonfinancial companies across major industry groups, including computer hardware and software, telecommunications, retailing and biotechnology. Through an investment in Morgan Stanley Nasdaq-100 Index Fund, investors can participate in the collective performance of many of the Nasdaq stocks that have become household names, such as Microsoft, Intel, Cisco, Dell, Amgen, Bed Bath & Beyond, Starbucks, Yahoo! and Amazon.com.

Market Overview
The markets are continuing to recover from the impact of the September 11 terrorist attacks. No sector escaped the market decline that followed, but technology was hit harder than most. As a result, the Nasdaq-100 Index fell nearly 16 percent from September 10 to its low on September 26. Even more notable, however, was the Index's subsequent recovery. From September 26 through November 30, the Nasdaq-100 more than offset those losses, appreciating nearly 40 percent.

The market's recovery was fueled at least in part by a sense that the U.S. consumer's psychology is slowly on the mend. Fears of economic paralysis have eased as people have returned to their normal daily routines. Investor sentiment has also been helped by aggressive interest-rate cuts by the Federal Reserve Board, which brought the federal funds rate to 2.00 percent during the period under review. (Subsequent to the end of the period, on December 11, the Fed made an additional 25-basis-point rate cut.) Also positive was an unexpected drop in oil prices in November, which should provide additional purchasing power to the U.S. consumer and thus could help stimulate the overall domestic economy.

In spite of these data, record layoffs have continued across a variety of industries, undermining the belief that a sustainable economic recovery is imminent. In addition, Congress' inability to produce a comprehensive economic stimulus package that is acceptable to both Democrats and Republicans has weighed heavily on the minds of many investment pundits.

----------------
* The "Nasdaq-100-Registered Trademark-", "Nasdaq-100
Index-Registered Trademark-", and "Nasdaq-Registered Trademark-" are trade or service marks of The Nasdaq Stock Market (together with its affiliates, "Nasdaq") and have been licensed for use by the Fund. Nasdaq has not passed on the legality or suitability of the Fund. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITIES WITH RESPECT TO THE FUND.

Morgan Stanley Nasdaq-100 Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2001 CONTINUED

Performance
From its inception through November 30, 2001, the Fund's Class A, B, C and D shares posted total returns of -8.70 percent, -9.00 percent, -9.00 percent and -8.60 percent, respectively. During the same period, the Nasdaq-100 Index produced a total return of -8.85 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Looking Ahead
There are still many hurdles that could potentially derail a long-term, sustainable economic recovery. However, given the recent market rally and positive economic data, we are optimistic that a recovery may materialize in 2002. Despite the volatility in the Nasdaq during the period, we remain confident that the Nasdaq-100 Index Fund can serve as an integral component in a suitable investor's balanced long-term portfolio.

We appreciate your support of Morgan Stanley Nasdaq-100 Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (94.0%)
           APPAREL/FOOTWEAR (0.7%)
  2,552    Cintas Corp.............................  $   109,072
                                                     -----------
           BIOTECHNOLOGY (11.5%)
  1,026    Abgenix, Inc.*..........................       36,936
  6,119    Amgen Inc.*.............................      406,485
  2,288    Biogen, Inc.*...........................      134,786
  3,330    Chiron Corp.*...........................      144,589
  3,264    Genzyme Corp. (General Division)*.......      178,280
  1,176    Gilead Sciences, Inc.*..................       84,919
  1,591    Human Genome Sciences, Inc.*............       67,633
  2,070    IDEC Pharmaceuticals Corp.*.............      145,521
  9,186    Immunex Corp.*..........................      248,022
  2,868    MedImmune, Inc.*........................      126,307
  3,020    Millennium Pharmaceuticals, Inc.*.......      102,952
                                                     -----------
                                                       1,676,430
                                                     -----------
           BROADCASTING (0.7%)
  4,475    USA Networks, Inc.*.....................      100,732
                                                     -----------
           CABLE/SATELLITE TV (2.5%)
  2,479    Adelphia Communications Corp. (Class
            A)*....................................       62,248
  5,624    Comcast Corp. (Class A Special)*........      213,712
  3,113    EchoStar Communications Corp. (Class
            A)*....................................       82,401
                                                     -----------
                                                         358,361
                                                     -----------
           COMPUTER COMMUNICATIONS (5.7%)
  1,845    3Com Corp.*.............................        8,266
  2,909    Brocade Communications Systems, Inc.*...       95,415
 32,785    Cisco Systems, Inc.*....................      670,453
  2,651    Juniper Networks, Inc.*.................       65,162
                                                     -----------
                                                         839,296
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           COMPUTER PERIPHERALS (0.9%)
  4,331    Network Appliance, Inc.*................  $    66,957
  1,183    QLogic Corp.*...........................       58,499
                                                     -----------
                                                         125,456
                                                     -----------
           COMPUTER PROCESSING HARDWARE (5.1%)
  6,135    Apple Computer, Inc.*...................      130,675
 12,009    Dell Computer Corp.*....................      335,411
  6,729    Palm, Inc.*.............................       23,484
 17,763    Sun Microsystems, Inc.*.................      252,945
                                                     -----------
                                                         742,515
                                                     -----------
           CONTAINERS/PACKAGING (0.3%)
  2,995    Smurfit-Stone Container Corp.*..........       48,190
                                                     -----------
           DATA PROCESSING SERVICES (3.3%)
  7,116    Concord EFS, Inc.*......................      213,338
  2,932    Fiserv, Inc.*...........................      114,524
  4,451    Paychex, Inc............................      155,830
                                                     -----------
                                                         483,692
                                                     -----------
           DISCOUNT STORES (0.8%)
  2,978    Costco Wholesale Corp.*.................      121,741
                                                     -----------
           ELECTRICAL PRODUCTS (0.2%)
  1,220    Molex Inc...............................       35,063
                                                     -----------
           ELECTRONIC COMPONENTS (1.8%)
  6,567    Flextronics International Ltd.
            (Singapore)*...........................      164,175
  4,291    Sanmina Corp.*..........................       91,827
                                                     -----------
                                                         256,002
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (2.2%)
  5,413    Gemstar-TV Guide International, Inc.*...      150,102
 17,009    JDS Uniphase Corp.*.....................      171,451
                                                     -----------
                                                         321,553
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (2.9%)
  5,293    Applied Materials, Inc.*................      210,397

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  2,817    KLA-Tencor Corp.*.......................  $   141,498
  1,830    Novellus Systems, Inc.*.................       69,668
                                                     -----------
                                                         421,563
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (1.7%)
  2,786    Citrix Systems, Inc.*...................       62,323
  5,360    PeopleSoft, Inc.*.......................      187,118
                                                     -----------
                                                         249,441
                                                     -----------
           INTERNET RETAIL (0.2%)
  3,020    Amazon.com, Inc.*.......................       34,186
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (3.8%)
  3,029    Ariba, Inc.*............................       12,964
  4,582    BEA Systems, Inc.*......................       76,932
  3,791    BroadVision, Inc.*......................       11,411
  2,916    Check Point Software Technologies Ltd.
            (Israel)*..............................      111,683
  4,739    CMGI Inc.*..............................        9,905
  1,960    CNET Networks, Inc.*....................       14,680
  1,016    Inktomi Corp.*..........................        5,070
  1,906    RealNetworks, Inc.*.....................       12,541
  6,761    Siebel Systems, Inc.*...................      151,108
  2,398    VeriSign, Inc.*.........................       89,589
  3,453    Yahoo! Inc.*............................       53,763
                                                     -----------
                                                         549,646
                                                     -----------
           MAJOR TELECOMMUNICATIONS (1.3%)
 13,337    WorldCom, Inc.- WorldCom Group*.........      193,920
                                                     -----------
           MEDICAL DISTRIBUTORS (0.4%)
    864    Andrx Group*............................       63,780
                                                     -----------
           MEDICAL SPECIALTIES (0.9%)
  4,550    Biomet, Inc.............................      127,354
                                                     -----------
           OTHER CONSUMER SERVICES (1.2%)
  2,555    eBay, Inc.*.............................      173,919
                                                     -----------
           PACKAGED SOFTWARE (17.4%)
  2,935    Adobe Systems, Inc......................       94,155
  2,871    Compuware Corp.*........................       31,926

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  5,592    i2 Technologies, Inc.*..................  $    32,098
  3,303    Intuit Inc.*............................      145,002
  1,111    Mercury Interactive Corp.*..............       34,208
 23,224    Microsoft Corp.* **.....................    1,491,213
  5,436    Novell, Inc.*...........................       23,157
 29,158    Oracle Corp.*...........................      409,087
  4,472    Parametric Technology Corp.*............       39,130
  2,643    Rational Software Corp.*................       50,217
  5,124    Veritas Software Corp.*.................      199,272
                                                     -----------
                                                       2,549,465
                                                     -----------
           PERSONNEL SERVICES (0.4%)
  1,476    TMP Worldwide, Inc.*....................       60,944
                                                     -----------
           RECREATIONAL PRODUCTS (0.7%)
  1,727    Electronic Arts Inc.*...................      104,414
                                                     -----------
           RESTAURANTS (0.8%)
  6,647    Starbucks Corp.*........................      117,785
                                                     -----------
           SEMICONDUCTORS (16.0%)
  6,806    Altera Corp.*...........................      154,905
  4,384    Applied Micro Circuits Corp.*...........       59,754
  4,367    Atmel Corp.*............................       36,028
  2,094    Broadcom Corp. (Class A)*...............       92,115
  3,492    Conexant Systems, Inc.*.................       51,996
 29,539    Intel Corp..............................      964,744
  5,327    Linear Technology Corp..................      218,567
  5,768    Maxim Integrated Products, Inc.*........      316,144
  1,385    Microchip Technology Inc.*..............       50,012
  1,930    NVIDIA Corp.*...........................      105,455
  2,274    PMC - Sierra, Inc.*.....................       51,824
  2,587    Vitesse Semiconductor Corp.*............       31,536
  5,548    Xilinx, Inc.*...........................      200,338
                                                     -----------
                                                       2,333,418
                                                     -----------
           SPECIALTY STORES (1.6%)
  4,880    Bed Bath & Beyond Inc.*.................      158,454
  3,856    Staples, Inc.*..........................       67,866
                                                     -----------
                                                         226,320
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.5%)
  3,207    Level 3 Communications, Inc.*...........       17,895

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2001 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  4,377    McLeodUSA Inc. (Class A)*...............  $     2,451
  5,173    Metromedia Fiber Network, Inc. (Class
            A)*....................................        2,897
  2,532    PanAmSat Corp.*.........................       52,109
  3,185    XO Communications, Inc. (Class A)*......        3,281
                                                     -----------
                                                          78,633
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (7.1%)
 12,355    ADC Telecommunications, Inc.*...........       54,856
  4,870    CIENA Corp.*............................       86,443
  2,414    Comverse Technology, Inc.*..............       51,635
 12,401    Ericsson (L.M.) Telefonaktiebolaqet
            (ADR) (Class B) (Sweden)...............       67,709
 11,499    QUALCOMM Inc.*..........................      675,221
  2,352    RF Micro Devices, Inc.*.................       57,036
  2,928    Tellabs, Inc.*..........................       44,740
                                                     -----------
                                                       1,037,640
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.5%)
  1,078    PACCAR, Inc.............................       65,607
                                                     -----------
           WIRELESS COMMUNICATIONS (0.9%)
 11,953    Nextel Communications, Inc. (Class
            A)*....................................      128,136
                                                     -----------
           Total Common Stocks
            (COST $14,400,541).....................   13,734,274
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (4.4%)
           Repurchase Agreement
 $  646    Joint repurchase agreement account
           2.129% due 12/03/01 (dated 11/30/01;
           proceeds $646,115) (a)
           (COST $646,000).........................  $   646,000
                                                     -----------

  Total Investments
   (COST $15,046,541) (b).................    98.4%  14,380,274
  Other Assets in Excess of Liabilities...     1.6      237,469
                                            ------  -----------
  Net Assets..............................   100.0% $14,617,743
                                            ======  ===========

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $506,193 AND THE AGGREGATE GROSS UNREALIZED
        DEPRECIATION IS $1,172,460, RESULTING IN NET UNREALIZED DEPRECIATION OF $666,267.

Futures Contracts Open at November 30, 2001:

                                 DESCRIPTION,                       UNREALIZED
   NUMBER OF                    DELIVERY MONTH,   UNDERLYING FACE  APPRECIATION/
   CONTRACTS      LONG/SHORT       AND YEAR       AMOUNT AT VALUE  DEPRECIATION
--------------------------------------------------------------------------------
        2          Long        Nasdaq-100 Index
                               December/2001         $319,600         $(3,416)
       18          Long        Nasdaq-100
                               E-Mini
                               December/2001          575,280          35,742
                                                                      -------
                                                                      $32,326
                        Net unrealized appreciation..............
                                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2001

Assets:
Investments in securities, at value (cost
 $15,046,541).....................................  $14,380,274
Receivable for:
  Shares of beneficial interest sold..............      249,907
  Dividends.......................................          680
Deferred offering costs...........................       72,504
Receivable from affiliate.........................       48,935
                                                    -----------
    Total Assets..................................   14,752,300
                                                    -----------
Liabilities:
Distribution fee payable..........................        9,920
Accrued expenses and other payables...............       48,841
Variation margin on futures contracts.............        3,292
Offering costs....................................       72,504
                                                    -----------
    Total Liabilities.............................      134,557
                                                    -----------
    Net Assets....................................  $14,617,743
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $15,179,086
Net unrealized depreciation.......................     (633,941)
Undistributed net realized gain...................       72,598
                                                    -----------
    Net Assets....................................  $14,617,743
                                                    ===========
Class A Shares:
Net Assets........................................     $461,654
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       50,568
    Net Asset Value Per Share.....................  $      9.13
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      9.64
                                                    ===========
Class B Shares:
Net Assets........................................  $11,007,810
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    1,209,760
    Net Asset Value Per Share.....................  $      9.10
                                                    ===========
Class C Shares:
Net Assets........................................   $2,261,875
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      248,481
    Net Asset Value Per Share.....................  $      9.10
                                                    ===========
Class D Shares:
Net Assets........................................     $886,404
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       96,953
    Net Asset Value Per Share.....................  $      9.14
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
Financial Statements CONTINUED

Statement of Operations
FOR THE PERIOD JULY 13, 2001* THROUGH NOVEMBER 30, 2001

Net Investment Loss:
Income
Interest..........................................  $   8,194
Dividends.........................................      2,592
                                                    ---------
    Total Income..................................     10,786
                                                    ---------
Expenses
Offering costs....................................     45,476
Professional fees.................................     32,987
Distribution fee (Class A shares).................        222
Distribution fee (Class B shares).................     23,423
Distribution fee (Class C shares).................      3,232
Investment management fee.........................     14,843
Shareholder reports and notices...................     11,537
Registration fees.................................      4,539
Transfer agent fees and expenses..................      3,967
Custodian fees....................................      1,137
Other.............................................      6,118
                                                    ---------
    Total Expenses................................    147,481
Less: amounts waived/reimbursed...................   (120,605)
                                                    ---------
    Net Expenses..................................     26,876
                                                    ---------
    Net Investment Loss...........................    (16,090)
                                                    ---------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Investments.....................................    (36,054)
  Futures contracts...............................    114,420
                                                    ---------
    Net Gain......................................     78,366
                                                    ---------
Net unrealized appreciation/depreciation on:
  Investments.....................................   (666,267)
  Futures contracts...............................     32,326
                                                    ---------
    Net Depreciation..............................   (633,941)
                                                    ---------
    Net Loss......................................   (555,575)
                                                    ---------
Net Decrease......................................  $(571,665)
                                                    =========

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                                     FOR THE PERIOD
                                                     JULY 13, 2001*
                                                         THROUGH
                                                    NOVEMBER 30, 2001
                                                    -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss...............................     $   (16,090)
Net realized gain.................................          78,366
Net unrealized depreciation.......................        (633,941)
                                                       -----------

    Net Decrease..................................        (571,665)

Net increase from transactions in shares of
 beneficial interest..............................      15,089,408
                                                       -----------

    Net Increase..................................      14,517,743
Net Assets:
Beginning of period...............................         100,000
                                                       -----------

End of Period.....................................     $14,617,743
                                                       ===========

---------------------

*    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001

1. Organization and Accounting Policies
Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the Nasdaq-100. The Fund was organized as a Massachusetts business trust on April 10, 2001, and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 CONTINUED

under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 CONTINUED

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980, which will be reimbursed by the Fund for the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of approximately one year or less from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for Distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2002, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.60% of the daily net assets of the Fund. At November 30, 2001, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $411,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $3,000 and $30, respectively and received approximately $22,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended November 30, 2001 aggregated $15,422,293, and $985,698, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status
As of November 30, 2001, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and the mark-to-market of open futures contracts and permanent book/tax differences attributable to a net operating loss and a nondeductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $10,322, undistributed net realized gain was charged $5,768 and net investment loss was credited $16,090.

Morgan Stanley Nasdaq-100 Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2001 CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                              FOR THE PERIOD
                                              JULY 13, 2001*
                                                  THROUGH
                                             NOVEMBER 30, 2001
                                          -----------------------
                                            SHARES      AMOUNT
                                          ----------  -----------
CLASS A SHARES
Sold....................................      50,492  $   435,089
Redeemed................................      (2,424)     (22,271)
                                          ----------  -----------
Net increase -- Class A.................      48,068      412,818
                                          ----------  -----------
CLASS B SHARES
Sold....................................   2,234,019   20,040,558
Redeemed................................  (1,026,759)  (9,965,167)
                                          ----------  -----------
Net increase -- Class B.................   1,207,260   10,075,391
                                          ----------  -----------
CLASS C SHARES
Sold....................................     259,992    2,174,408
Redeemed................................     (14,011)    (100,951)
                                          ----------  -----------
Net increase -- Class C.................     245,981    2,073,457
                                          ----------  -----------
CLASS D SHARES
Sold....................................     944,462    9,105,719
Redeemed................................    (850,009)  (6,577,977)
                                          ----------  -----------
Net increase -- Class D.................      94,453    2,527,742
                                          ----------  -----------
Net increase in Fund....................   1,595,762  $15,089,408
                                          ==========  ===========

---------------------

*    COMMENCEMENT OF OPERATIONS.

7. Purposes Of And Risks Relating To Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2001, the Fund had outstanding futures contracts.

Morgan Stanley Nasdaq-100 Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                        FOR THE PERIOD JULY 13, 2001*
                                                         THROUGH NOVEMBER 30, 2001**
                                                    -------------------------------------
                                                    CLASS A   CLASS B   CLASS C   CLASS D
                                                    SHARES    SHARES    SHARES    SHARES
                                                    -------   -------   -------   -------
Selected Per Share Data:
Net asset value, beginning of period..............  $10.00    $ 10.00   $10.00    $10.00
                                                    ------    -------   ------    ------
Loss from investment operations:
  Net investment (income) loss....................    0.00      (0.02)   (0.02)     0.01
  Net realized and unrealized loss................   (0.87)     (0.88)   (0.88)    (0.87)
                                                    ------    -------   ------    ------
Total loss from investment operations.............   (0.87)     (0.90)   (0.90)    (0.86)
                                                    ------    -------   ------    ------
Net asset value, end of period....................  $ 9.13    $  9.10   $ 9.10    $ 9.14
                                                    ======    =======   ======    ======
Total Return+(1)..................................   (8.70)%    (9.00)%  (9.00)%   (8.60)%
Ratios to Average Net Assets(2)(3)(4):
Expenses..........................................    0.25%      1.00%    1.00%     0.00%
Net investment income (loss)......................    0.04%     (0.71)%  (0.71)%    0.29%
Supplemental Data:
Net assets, end of period, in thousands...........    $462    $11,008   $2,262      $886
Portfolio turnover rate(1)........................      10%        10%      10%       10%

---------------------

 *   COMMENCEMENT OF OPERATIONS.
** THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS FOR THE PERIOD ENDED NOVEMBER 30, 2001 WOULD HAVE BEEN 3.50% AND (3.21)%, RESPECTIVELY, FOR CLASS A; 4.25% AND (3.96)%, RESPECTIVELY, FOR CLASS B; 4.25% AND (3.96)%, RESPECTIVELY, FOR CLASS C; AND 3.25% AND (2.96)%, RESPECTIVELY, FOR CLASS D.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Nasdaq-100 Index Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Nasdaq-100 Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Nasdaq-100 Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2001, and the related statements of operations and changes in net assets, and the financial highlights for the period July 13, 2001 (commencement of operations) to November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Nasdaq-100 Index Fund as of November 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period July 13, 2001 (commencement of operations) to November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 10, 2002

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                    Term of
                                                                  Office and
                                            Position(s)            Length of
     Name, Age and Address of                Held with               Time
        Independent Trustee                 Registrant              Served*      Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------  ---------------  -------------------------------------------
Michael Bozic (60)                   Trustee                    Trustee since    Retired; Director or Trustee of the Morgan
c/o Mayer, Brown & Platt                                        April 1994       Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                              formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                                    (December 1998-October 2000), Chairman and
New York, NY                                                                     Chief Executive Officer of Levitz Furniture
                                                                                 Corporation (November 1995-November 1998)
                                                                                 and President and Chief Executive Officer
                                                                                 of Hills Department Stores (May 1991-July
                                                                                 1995); formerly variously Chairman, Chief
                                                                                 Executive Officer, President and Chief
                                                                                 Operating Officer (1987-1991) of the Sears
                                                                                 Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                   Trustee                    Trustee since    Director or Trustee of the Morgan Stanley
c/o Summit Ventures LLC                                         January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                                    United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                               and Chairman, Senate Banking Committee
Salt Lake City, UT                                                               (1980-1986); formerly Mayor of Salt Lake
                                                                                 City, Utah (1971-1974); formerly Astronaut,
                                                                                 Space Shuttle Discovery (April 12-19,
                                                                                 1985); Vice Chairman, Huntsman Corporation
                                                                                 (chemical company); member of the Utah
                                                                                 Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (67)                 Trustee                    Trustee since    Retired; Director or Trustee of the Morgan
c/o Mayer, Brown & Platt                                        September 1997   Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                              formerly associated with the Allstate
1675 Broadway                                                                    Companies (1966-1994), most recently as
New York, NY                                                                     Chairman of The Allstate Corporation (March
                                                                                 1993-December 1994) and Chairman and Chief
                                                                                 Executive Officer of its wholly-owned
                                                                                 subsidiary, Allstate Insurance Company
                                                                                 (July 1989-December 1994).

                                       Number of
                                       Funds in
                                         Fund
                                        Complex
     Name, Age and Address of          Overseen
        Independent Trustee          by Trustee**        Other Directorships Held by Trustee
-----------------------------------  -------------  ---------------------------------------------
Michael Bozic (60)                         99       Director of Weirton Steel Corporation.
c/o Mayer, Brown & Platt
Counsel to the Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)                         99       Director of Franklin Covey (time management
c/o Summit Ventures LLC                             systems), BMW Bank of North America, Inc.
1 Utah Center                                       (industrial loan corporation), United Space
201 S. Main Street                                  Alliance (joint venture between Lockheed
Salt Lake City, UT                                  Martin and the Boeing Company) and Nuskin
                                                    Asia Pacific (multilevel marketing); member
                                                    of the board of various civic and charitable
                                                    organizations.
Wayne E. Hedien (67)                       99       Director of The PMI Group Inc. (private
c/o Mayer, Brown & Platt                            mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees                 Chairman of The Field Museum of Natural
1675 Broadway                                       History; director of various other business
New York, NY                                        and charitable organizations.

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                    Term of
                                                                  Office and
                                            Position(s)            Length of
     Name, Age and Address of                Held with               Time
        Independent Trustee                 Registrant              Served*      Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------  ---------------  -------------------------------------------
Dr. Manuel H. Johnson (52)           Trustee                    Trustee since    Chairman of the Audit Committee and
c/o Johnson Smick International,                                July 1991        Director or Trustee of the Morgan Stanley
Inc.                                                                             Funds and the TCW/DW Term Trusts; Senior
1133 Connecticut Avenue, N.W.                                                    Partner, Johnson Smick International, Inc.,
Washington, D.C.                                                                 a consulting firm; Co-Chairman and a
                                                                                 founder of the Group of Seven Council
                                                                                 (G7C), an international economic
                                                                                 commission; formerly Vice Chairman of the
                                                                                 Board of Governors of the Federal Reserve
                                                                                 System and Assistant Secretary of the U.S.
                                                                                 Treasury.

Michael E. Nugent (65)               Trustee                    Trustee since    Chairman of the Insurance Committee and
c/o Triumph Capital, L.P.                                       July 1991        Director or Trustee of the Morgan Stanley
237 Park Avenue                                                                  Funds and the TCW/DW Term Trusts;
New York, NY                                                                     director/trustee of various investment
                                                                                 companies managed by Morgan Stanley
                                                                                 Investment Management Inc. and Morgan
                                                                                 Stanley Investments LP (since July 2001);
                                                                                 General Partner, Triumph Capital, L.P., a
                                                                                 private investment partnership; formerly
                                                                                 Vice President, Bankers Trust Company and
                                                                                 BT Capital Corporation (1984-1988).

John L. Schroeder (71)               Trustee                    Trustee since    Retired; Chairman of the Derivatives
c/o Mayer, Brown & Platt                                        April 1994       Committee and Director or Trustee of the
Counsel to the Independent Trustees                                              Morgan Stanley Funds and the TCW/DW Term
1675 Broadway                                                                    Trusts; formerly Executive Vice President
New York, NY                                                                     and Chief Investment Officer of the Home
                                                                                 Insurance Company (August 1991-September
                                                                                 1995).

                                       Number of
                                       Funds in
                                         Fund
                                        Complex
     Name, Age and Address of          Overseen
        Independent Trustee          by Trustee**        Other Directorships Held by Trustee
-----------------------------------  -------------  ---------------------------------------------
Dr. Manuel H. Johnson (52)                 99       Director of NVR, Inc. (home construction);
c/o Johnson Smick International,                    Chairman and Trustee of the Financial
Inc.                                                Accounting Foundation (oversight organization
1133 Connecticut Avenue, N.W.                       of the Financial Accounting Standards Board).
Washington, D.C.
Michael E. Nugent (65)                    115       Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY
John L. Schroeder (71)                     99       Director of Citizens Communications Company
c/o Mayer, Brown & Platt                            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                                    Term of
                                            Position(s)           Office and
     Name, Age and Address of                Held with             Length of
        Management Trustee                  Registrant           Time Served*    Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------  ---------------  -------------------------------------------
Charles A. Fiumefreddo (68)          Chairman, Director or      Trustee since    Chairman, Director or Trustee and Chief
c/o Morgan Stanley Trust             Trustee and Chief          July 1991        Executive Officer of the Morgan Stanley
Harborside Financial Center,         Executive Officer                           Funds and the TCW/DW Term Trusts; formerly
Plaza Two,                                                                       Chairman, Chief Executive Officer and
Jersey City, NJ                                                                  Director of the Investment Manager, the
                                                                                 Distributor and Morgan Stanley Services,
                                                                                 Executive Vice President and Director of
                                                                                 Morgan Stanley DW, Chairman and Director of
                                                                                 the Transfer Agent, and Director and/or
                                                                                 officer of various Morgan Stanley
                                                                                 subsidiaries (until June 1998).

James F. Higgins (53)                Trustee                    Trustee since    Chairman of the Individual Investor Group
c/o Morgan Stanley Trust                                        June 2000        of Morgan Stanley (since August 2000);
Harborside Financial Center,                                                     Director of the Transfer Agent, the
Plaza Two,                                                                       Distributor and Dean Witter Realty Inc.;
Jersey City, NJ                                                                  Director or Trustee of the Morgan Stanley
                                                                                 Funds and the TCW/DW Term Trusts (since
                                                                                 June 2000); previously President and Chief
                                                                                 Operating Officer of the Private Client
                                                                                 Group of Morgan Stanley (May 1999-August
                                                                                 2000), President and Chief Operating
                                                                                 Officer of Individual Securities of Morgan
                                                                                 Stanley (February 1997-May 1999).

Philip J. Purcell (58)               Trustee                    Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                                   April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                                     of the Board of Directors and Chief
                                                                                 Executive Officer of Morgan Stanley and
                                                                                 Morgan Stanley DW; Director of the
                                                                                 Distributor; Chairman of the Board of
                                                                                 Directors and Chief Executive Officer of
                                                                                 Novus Credit Services Inc.; Director and/
                                                                                 or officer of various Morgan Stanley
                                                                                 subsidiaries.

                                       Number of
                                       Funds in
                                     Fund Complex
     Name, Age and Address of         Overseen by
        Management Trustee             Trustee**         Other Directorships Held by Trustee
-----------------------------------  -------------  ---------------------------------------------
Charles A. Fiumefreddo (68)                99       None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (53)                      99       None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                     99       Director of American Airlines, Inc. and its
1585 Broadway                                       parent company, AMR Corporation.
New York, NY

----------------------------

  *  EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.
 ** THE FUND COMPLEX INCLUDES ALL FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Nasdaq-100 Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                 Term of
                                         Position(s)            Office and
     Name, Age and Address of             Held with             Length of
         Executive Officer                Registrant           Time Served*       Principal Occupation(s) During Past 5 Years
-----------------------------------  --------------------  --------------------  ---------------------------------------------
Mitchell M. Merin (48)               President             President since May   President and Chief Operating Officer of
1221 Avenue of the Americas                                1999                  Morgan Stanley Investment Management (since
New York, NY                                                                     December 1998); President, Director (since
                                                                                 April 1997) and Chief Executive Officer
                                                                                 (since June 1998) of the Investment Manager
                                                                                 and Morgan Stanley Services; Chairman, Chief
                                                                                 Executive Officer and Director of the
                                                                                 Distributor (since June 1998); Chairman and
                                                                                 Chief Executive Officer (since June 1998) and
                                                                                 Director (since January 1998) of the Transfer
                                                                                 Agent; Director of various Morgan Stanley
                                                                                 subsidiaries; President of the Morgan Stanley
                                                                                 Funds and TCW/DW Term Trusts (since May
                                                                                 1999); Trustee of various Van Kampen
                                                                                 investment companies (since December 1999);
                                                                                 previously Chief Strategic Officer of the
                                                                                 Investment Manager and Morgan Stanley
                                                                                 Services and Executive Vice President of the
                                                                                 Distributor (April 1997-June 1998), Vice
                                                                                 President of the Morgan Stanley Funds (May
                                                                                 1997-April 1999), and Executive Vice
                                                                                 President of Morgan Stanley.

Barry Fink (46)                      Vice President,       Vice President,       General Counsel (since May 2000) and Managing
c/o Morgan Stanley Trust             Secretary and         Secretary and         Director (since December 2000) of Morgan
Harborside Financial Center,         General Counsel       General Counsel       Stanley Investment Management; Managing
Plaza Two                                                  since February 1997   Director (since December 2000), and Secretary
Jersey City, NJ                                                                  and General Counsel (since February 1997) and
                                                                                 Director (since July 1998) of the Investment
                                                                                 Manager and Morgan Stanley Services;
                                                                                 Assistant Secretary of Morgan Stanley DW;
                                                                                 Vice President, Secretary and General Counsel
                                                                                 of the Morgan Stanley Funds and TCW/DW Term
                                                                                 Trusts (since February 1997); Vice President
                                                                                 and Secretary of the Distributor; previously,
                                                                                 Senior Vice President, Assistant Secretary
                                                                                 and Assistant General Counsel of the
                                                                                 Investment Manager and Morgan Stanley
                                                                                 Services.

Thomas F. Caloia (55)                Treasurer             Over 5 years          First Vice President and Assistant Treasurer
c/o Morgan Stanley Trust                                                         of the Investment Manager, the Distributor
Harborside Financial Center,                                                     and Morgan Stanley Services; Treasurer of the
Plaza Two                                                                        Morgan Stanley Funds.
Jersey City, NJ

Kevin Jung (35)                      Vice President        Since the Fund's      Vice President and Portfolio Manager of the
1221 Avenue of the Americas                                inception (2001)      Investment Manager (since September 1997);
New York, NY                                                                     formerly a portfolio manager with UBS Asset
                                                                                 Management Inc.

----------------------------

  *  EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS
     ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kevin Jung
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.





                                                          [MORGAN STANLEY LOGO]

[PHOTO]

Morgan Stanley
Nasdaq-100 Index Fund



ANNUAL REPORT
NOVEMBER 30, 2001